Property and Equipment Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 666,164	$ 624,622
Less accumulated depreciation and amortization	400,948	364,233
Property and equipment, net	265,216	260,389
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	274,987	247,506
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	242,132	232,141
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	131,036	125,100
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,021	16,920
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 988	$ 2,955